SHORT-TERM INVESTMENTS	12 Months Ended
Sep. 30, 2016
SHORT-TERM INVESTMENTS
4.	SHORT-TERM INVESTMENTS

Short-term investments consist of various fixed-income financial products purchased from banks in China and are classified as held-to-maturity investments as the Group has the positive intent and ability to hold the investments to maturity. The maturities of these financial products range from 15 days to less than 59 days, with interest rates ranging from 3.62% to 3.75%. They are classified as short-term investments on the consolidated balance sheets as their contractual maturity dates are equal to or less than one year. Financial products purchased from banks with early redemption option and no specified maturity date are classified as available-for-sale short-term investments and are measured at fair value on a recurring basis.

While these fixed-income financial products are not publicly traded, the Company estimated that their fair value approximated their amortized costs considering their short-term maturities and high credit quality. No OTTI loss was recognized for the year ended September 30 2016.

Short-term investments consisted of the following:

	As of September 30,
	2015	2016
	US$	US$
Available-for-sale investments	—	150
Held-to-maturity investments	—	1,128

	—	1,278